NET LOSS PER SHARE OF COMMON STOCK (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021
Schedule of calculation of basic and diluted net loss per share attributable to common shareholders

The following table reflects the calculation of basic and diluted net loss per share (in dollars, except per share amounts):

			For the Period from
			September 29, 2020
			(Inception) Through
	Year Ended December 31		December 31,
	2021		2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common stock
Numerator:
Allocation of net loss, as adjusted	$(2,616,395)	$(722,143)	$—	$(1,104)
Denominator:
Basic and diluted weighted average shares outstanding	25,678,082	7,087,329	—	6,250,000
Basic and diluted net loss per common stock	$(0.10)	$(0.10)	$—	$—

ENERGY VAULT HOLDINGS, INC
Schedule of calculation of basic and diluted net loss per share attributable to common shareholders

	Nine Months Ended September 30,
	2021	2020
Net loss	$(18,589,282)	$(13,627,831)
Weighted-average shares outstanding - Basic and Diluted	1,785,436	1,283,342
Net loss per share - Basic and Diluted	$(10.41)	$(10.62)

Schedule of outstanding balances of common share equivalent securities have been excluded from the calculation of diluted weighted-average common shares outstanding because the effect is anti-dilutive

	Nine Months Ended September 30,
	2021	2020
Stock options	177,000	85,000
Convertible preferred stock	12,658,312	8,338,666
Unvested Common Stock	99,610	729,743
Total	12,934,922	9,153,409